Shareholder Report, Line Graph (Details) 197243_Pzena Small Cap Value Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Apr. 27, 2016	Feb. 28, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 18,930	$ 19,750	$ 17,420	$ 16,381	$ 14,886	$ 10,751	$ 12,245	$ 11,959	$ 11,972	$ 10,000	$ 21,130
Russell 2000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Total Return Index
Accumulated Value	21,127	19,802	17,994	19,145	20,370	13,490	14,189	13,439	12,161	10,000	$ 26,057
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Total Return
Accumulated Value	$ 20,057	$ 18,644	$ 17,654	$ 18,466	$ 17,317	$ 12,276	$ 13,534	$ 12,961	$ 12,587	$ 10,000	$ 25,062